Subsequent Events (Details Textual) (USD $)						12 Months Ended
	Jan. 12, 2012 Community Home	Jun. 30, 2011	Dec. 31, 2010	Jan. 12, 2012 UDR/MetLife I [Member] Home Parcel Property Community	Jan. 12, 2012 UDR/MetLife II [Member] Community	Dec. 31, 2011 Medium Term Notes [Member]	Jan. 10, 2012 Medium Term Notes [Member]
Subsequent Events (Textual) [Abstract]
Principal amount of medium term notes issued						$ 400,000,000
Interest Percentage on Medium Term Notes							4.625%
Percentage of principal amount plus accrued interest taken for notes price							99.10%
Effective interest rate to maturity							4.739%
Joint venture portfolio amount					1,300,000,000
Interest in joint venture		30.00%	30.00%		50.00%
Number of operating communities	12			7	5
Number of homes in communities	2,528			3,930
Number of remaining land parcel				10
Number of remaining operating property				19
Historical cost of venture				1,800,000,000
Weighted average ownership interest in operating assets				12.60%
Weighted average ownership interest in land parcels				4.00%
Subsequent Events (Additional) (Textual) [Abstract]
Operating communities purchased amount	$ 630,000,000